GOODWILL & INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
GOODWILL & INTANGIBLE ASSETS
INTANGIBLE ASSETS

9. ACQUIRED TECHNOLOGY

Acquired technology consisted of the following (in thousands):

			Accumulated	Balance
	Gross Value	Estimated Life	Amortization	December 31, 2020
Acquired technology	$10,193	5 years	$1,091	$9,102

The Company recognized $0.8 million and $0.3 million of amortization expense as of December 31, 2020 and 2019, respectively, and expects to recognize $2.0 million of amortization expense annually in the years ended December 31, 2021 through 2023, $1.8 million in 2024 and $1.3 million in 2025. The weighted-average remaining amortization period is 4.6 years.

GOODWILL & INTANGIBLE ASSETS

10. GOODWILL & INTANGIBLE ASSETS

The carrying amount of goodwill at March 31, 2021 and 2020 was $201.3 million and $2.3 million, respectively, and has been recorded in connection with the Company’s acquisitions. The goodwill activity is as follows:

(in thousands)
Balance at December 31, 2019	$2,252
Balance at December 31, 2020	$2,252
Acquisition of EnvisionTEC	199,056
Balance at March 31, 2021	$201,308

The Company has no accumulated impairment losses on goodwill.

Intangible assets consisted of the following (in thousands):

			Accumulated	Balance
	Gross Value	Estimated Life	Amortization	March 31, 2021
Acquired technology	$87,993	5 – 12 years	$2,688	$85,305
Trade name	8,600	13 years	81	8,519
Customer relationships	50,900	10 years	621	50,279
Total intangible assets	$147,493		$3,390	$144,103

The Company recognized $2.3 million and $0.2 million of amortization expense during the three months ended March 31, 2021 and 2020, respectively. The Company expects to recognize $12.5 million of amortization expense for the remainder of 2021, and $16.7 million, $16.7 million, $16.5 million, and $16.0 million of amortization expense annually in the years ended December 31, 2022 through 2025. The weighted-average remaining amortization period is 9.3 years.